UNAUDITED CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) - shares shares in Thousands	Mar. 31, 2017	Dec. 31, 2016
Statement Of Financial Position [Abstract]
Common limited partner capital (in shares)	72,313	72,111
Common limited partner capital (in shares)	72,313	72,111
General partner interests (in shares)	1,476	1,471
General partner interests (in shares)	1,476	1,471